Collaborations and grants (Details) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Aug. 31, 2011 Collaboration agreement Genzyme	Dec. 31, 2012 Collaboration agreement Genzyme	Dec. 31, 2011 Collaboration agreement Genzyme	Jul. 31, 2008 Collaboration agreement Genzyme	Nov. 30, 2011 Collaboration agreement Roche and SMA Foundation item	Dec. 31, 2012 Collaboration agreement Roche and SMA Foundation	Dec. 31, 2011 Collaboration agreement Roche and SMA Foundation	Dec. 31, 2012 Collaboration agreement Roche and SMA Foundation Research and development event milestones Maximum	Dec. 31, 2012 Collaboration agreement Roche and SMA Foundation Sales milestones Maximum	Jan. 02, 2011 Early stage collaboration and discovery agreements item	Dec. 31, 2012 Early stage collaboration and discovery agreements	Dec. 31, 2011 Early stage collaboration and discovery agreements	Dec. 31, 2012 Early stage collaboration and discovery agreements Minimum	Dec. 31, 2012 Early stage collaboration and discovery agreements Maximum	Dec. 31, 2012 Early stage collaboration and discovery agreements Research and development event milestones	Dec. 31, 2012 Early stage collaboration and discovery agreements Sales milestones Maximum
Collaborations and grants
Deferred revenue			$ 7,500,000			$ 100,000,000	$ 30,000,000		$ 30,000,000				$ 3,032,000	$ 7,232,000
Selling price of undelivered agreements			8,800,000
Deferred revenue recognized			79,000,000					13,417,000
Collaboration revenue recognized				3,756,000	90,012,000			18,405,000	2,072,000				6,618,000	6,878,000
Number of compounds in preclinical development							3
Number of significant deliverables							2					2
Additional consideration receivable upon achievement of specified events							$ 30,000,000			$ 135,000,000	$ 325,000,000						$ 143,000,000	$ 252,000,000
Research period for applying technology							2 years								3 years	4 years
Grant revenue
Term of grant program	2 years	5 years